Income taxes benefit (expense) - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
2025	$ 2,425	$ 0
2026	165,344	169,970
2027	103,696	109,965
2028	143,178	146,459
2029	311,913	135,403
2030 onwards	4,229,307	2,814,699
Tax loss carryforwards as of December 31	$ 4,955,863	$ 3,376,496